October 3, 2008

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Pre-Effective Amendment No. 1 to Form N-14 for the Calvert Income Portfolio, a series of Calvert Variable Series, Inc. (File No. 333-153513)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of the Registrant is Pre-Effective Amendment No. 1 to Form N-14 for the Calvert Income Portfolio, a series of Calvert Variable Series, Inc., pursuant to Rule 8b-15 under the Securities Act of 1933, as amended (the "1933 Act"). The prospectus/proxy statement relates to the proposed reorganization of the assets of the Summit Bond Portfolio, a series of Summit Mutual Funds, Inc., into the Calvert Income Portfolio.

The purpose of this amendment is to incorporate the pro forma financial statements and auditors' consents, update the prospectus/proxy statement to insert fees and expenses, and other data, and revise Section 11 in Exhibit A (form of Agreement and Plan of Reorganization). Changes to the prospectus/proxy statement and the text of the Reorganization SAI are marked.

Please feel free to contact me at 301-951-4890 with any questions about this filing.

Very truly yours,

/s/ Jane B. Maxwell

Jane B. Maxwell
Assistant General Counsel

cc:     Sally Samuel, Esq., Division of Investment Management